Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 772,795		$ (264,909)	$ 2,467,004
Adjustments in respect of current income tax of prior periods	(1,033,780)		(899,219)	(364,951)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	465,530		1,350,028	(1,033,142)
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	231,971		(335,367)	(424,608)
Deferred income tax related to changes in tax rates	0		(842,123)	12,477
Adjustment of prior year's deferred income tax	121,189		(2,744)	9,233
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(327,359)		(135,543)	326,468
Income tax expense (benefit) recorded in profit or loss	230,346	$ 7,701	(1,129,877)	992,481
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(21,281)		11,012	31,311
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(394,695)		(24,969)	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	0		514	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(41,643)		18,045	0
Deferred income tax related to changes in tax rates	0		(362,898)	0
Income tax related to items that will not be reclassified subsequently to profit or loss	(457,619)	(15,300)	(358,296)	31,311
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	14,949		(24,339)	59,838
Unrealized gains or losses on available-for-sale financial assets	0		0	100,059
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(8,843)		1,847	(135,989)
Deferred income tax related to changes in tax rates	0		(5,694)	0
Income tax related to items that may be reclassified subsequently to profit or loss	6,106	$ 204	(28,186)	23,908
Deferred income tax recognized directly to equity
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(532)		(414)	227
Reversal of temporary difference arising from initial recognition of the equity component of the compound financial instrument	(45)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(514)
Deferred income tax related to changes in tax rates	0		(57,140)	0
Income tax recognized directly to equity	$ (1,091)		$ (57,554)	$ 227